Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy our Financial Liability (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$ 170,000	$ 269,119
Investment in convertible notes	2,508,204
Contingent consideration for acquisition of 2Game	1,121,726	1,121,006
Derivative liabilities (Top-Up Shares)	3,050,932	3,086,519
Derivative liabilities (conversion feature)	1,590,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA
Investment in convertible notes
Contingent consideration for acquisition of 2Game
Derivative liabilities (Top-Up Shares)
Derivative liabilities (conversion feature)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA
Investment in convertible notes
Contingent consideration for acquisition of 2Game
Derivative liabilities (Top-Up Shares)
Derivative liabilities (conversion feature)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	170,000	269,119
Investment in convertible notes	2,508,204
Contingent consideration for acquisition of 2Game	1,121,726	1,121,006
Derivative liabilities (Top-Up Shares)	3,050,932	$ 3,086,519
Derivative liabilities (conversion feature)	$ 1,590,000